Commitments and Contingencies	9 Months Ended	12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014
Commitments and Contingencies
Commitments and Contingencies

7.  CONTINGENCIES

Rea Claim

On September 15, 2011, MSI was served with a lawsuit filed in the California Superior Court in and for the County of Orange (“Superior Court”) by four former store managers as a class action proceeding on behalf of themselves and certain former and current store managers employed by MSI in California. The lawsuit alleges that MSI improperly classified its store managers as exempt employees and as such failed to pay all wages, overtime and waiting time penalties and failed to provide accurate wage statements. The lawsuit also alleges that the foregoing conduct was in breach of various laws, including California’s unfair competition law. On December 3, 2013, the Superior Court entered an Order certifying a class of approximately 200 members. MSI successfully removed the case to the United States District Court for the Central District of California and on May 8, 2014, the class was de-certified. As a result of the decertification, we have approximately 50 individual claims pending. We believe we have meritorious defenses and intend to defend the lawsuits vigorously. We do not believe the resolution of the lawsuits will have a material effect on our consolidated financial statements.

Data Security Incident

Four putative class actions were filed against MSI relating to the January 2014 data breach. The plaintiffs generally allege MSI failed to secure and safeguard customers’ private information including credit and debit card information, and as such, breached an implied contract, and violated the Illinois Consumer Fraud Act (and other states’ similar laws) and are seeking damages including declaratory relief, actual damages, punitive damages, statutory damages, attorneys’ fees, litigation costs, remedial action, pre and post judgment interest and other relief as available. The cases are as follows: Christina Moyer v. Michaels Stores, Inc., was filed on January 27, 2014; Michael and Jessica Gouwens v. Michaels Stores, Inc., was filed on January 29, 2014; Nancy Maize and Jessica Gordon v. Michaels Stores, Inc., was filed on February 21, 2014; and Daniel Ripes v. Michaels Stores, Inc., was filed on March 14, 2014. All four of these cases were filed in the United States District Court-Northern District of Illinois, Eastern Division. On April 16, 2014, an order was entered consolidating the current actions. On July 14, 2014, the Company’s motion to dismiss the consolidated complaint was granted. On August 11, 2014, plaintiffs filed a motion to alter or amend the judgment, which was denied on October 14, 2014.  The deadline to file a notice of appeal expired on November 13, 2014.

On March 18, 2014, an additional putative class action was filed related to the January 2014 data breach, Mary Jane Whalen v. Michaels Stores, Inc., but was voluntarily dismissed by the plaintiff on April 11, 2014 without prejudice to her right to re-file a complaint. On December 2, 2014, the plaintiff filed a new lawsuit against MSI related to the data breach in the United States District Court for the Eastern District of New York, Mary Jane Whalen v. Michaels Stores, Inc., seeking damages including declaratory relief, monetary damages, statutory damages, punitive damages, attorneys’ fees and costs, injunctive relief, pre and post judgment interest and other relief as available. The Company intends to defend the lawsuit vigorously. We cannot reasonably estimate the potential loss, or range of loss, related to the lawsuit, if any.

In connection with the breach, payment card companies and associations may seek to require us to reimburse them for unauthorized card charges and costs to replace cards and may also impose fines or penalties in connection with the data breach, and enforcement authorities may also impose fines or other remedies against us. We have also incurred other costs associated with the data breach, including legal fees, investigative fees, costs of communications with customers and credit monitoring services provided to our customers. In addition, state and federal agencies, including states’ attorneys general and the Federal Trade Commission may investigate events related to the data breach, including how it occurred, its consequences and our responses. Although we intend to cooperate in these investigations, we may be subject to fines or other obligations, which may have an adverse effect on how we operate our business and our results of operations. We cannot reasonably estimate the potential loss or range of loss related to any reimbursement costs, fines or penalties that may be assessed, if any.

California Zip Code Claims

On August 15, 2008, Linda Carson, a consumer, filed a purported class action proceeding against MSI in the Superior Court of California, County of San Diego (“San Diego Superior Court”), on behalf of herself and all similarly-situated California consumers. The Carson lawsuit alleges that MSI unlawfully requested and recorded personally identifiable information (i.e., her zip code) as part of a credit card transaction. The plaintiff seeks statutory penalties, costs, interest, and attorneys’ fees. On February 10, 2011, the California Supreme Court ruled, in a similar matter, Williams-Sonoma v. Pineda, that zip codes are personally identifiable information and, therefore, the Song-Beverly Credit Card Act of 1971, as amended (“Song Act”), prohibits businesses from requesting or requiring zip codes in connection with a credit card transaction.

Subsequent to the California Supreme Court decision, three additional purported class action lawsuits seeking similar relief have been filed against MSI: Carolyn Austin v. Michaels Stores, Inc. and Tiffany Heon v. Michaels Stores, Inc., both in the San Diego Superior Court, and Sandra A. Rubinstein v. Michaels Stores, Inc. in the Superior Court of California, County of Los Angeles, Central Division. An order coordinating the cases has been entered and plaintiffs filed a Consolidated Complaint on April 24, 2012. The parties settled the lawsuit for an amount that will not have a material effect on our consolidated financial statements. On August 6, 2014, the Court granted final approval of the settlement.

General

In addition to the litigation discussed above, we are now, and may be in the future, involved in various other lawsuits, claims and proceedings incident to the ordinary course of business. The results of litigation are inherently unpredictable. Any claims against us, whether meritorious or not, could be time consuming, result in costly litigation, require significant amounts of management time and result in diversion of significant resources.

For some of the matters disclosed above, as well as other matters previously disclosed in the Company’s filings with the SEC, the Company is able to estimate a range of losses in excess of the amounts recorded, if any, in the accompanying financial statements. The aggregate estimated loss is approximately $10 million, which includes amounts recorded by the Company.

Note 12.  Commitments and contingencies

Commitments

We operate stores and use distribution centers, office facilities, and equipment that are generally leased under non-cancelable operating leases, the majority of which provide for renewal options. Future minimum annual rental commitments for all non-cancelable operating leases as of February 1, 2014, are as follows:

(In millions)	Operating leases

For the fiscal year:
2014	$390
2015	343
2016	294
2017	236
2018	181
Thereafter	350

Total minimum rental commitments	$1,794

Rent expense applicable to non-cancelable operating leases was $370 million, $355 million and $345 million in fiscal 2013, 2012 and 2011, respectively.

Employee claims

Rea claim

On September 15, 2011, MSI was served with a lawsuit filed in the California Superior Court in and for the County of Orange ("Superior Court") by four former store managers as a class action proceeding on behalf of themselves and certain former and current store managers employed by MSI in California. The lawsuit alleges that MSI improperly classified store managers as exempt employees and as such failed to pay all wages, overtime, waiting time penalties and failed to provide accurate wage statements. The lawsuit also alleges that the foregoing conduct was in breach of various laws, including California's unfair competition law. On December 3, 2013, the Superior Court entered an Order certifying a class of approximately 200 members. The Company subsequently successfully removed the case to the United States District Court for the Central District of California and is challenging the class certification order. We believe we have meritorious defenses and intend to defend the lawsuits vigorously. We do not believe the resolution of the lawsuits will have a material effect on our Consolidated Financial Statements.

Consumer class action claims

Data security incident

Five putative class actions were filed relating to our recent Data Breach. The plaintiffs generally allege that the Company failed to secure and safeguard customers' private information including credit and debit card information and as such, breached an implied contract, violated the Illinois Consumer Fraud Act (and other states' similar laws) and are seeking damages including declaratory relief, actual damages, punitive damages, statutory damages, attorneys' fees, litigation costs, remedial action, pre and post judgment interest, and other relief as available. The cases, are as follows: Christina Moyer v. Michaels Stores, Inc., was filed on January 27, 2014; Michael and Jessica Gouwens v. Michaels Stores, Inc., was filed on January 29, 2014; Nancy Maize and Jessica Gordon v. Michaels Stores, Inc., was filed on February 21, 2014; and Daniel Ripes v. Michaels Stores, Inc., was filed on March 14, 2014. All four of these cases were filed in the United States District Court-Northern District of Illinois, Eastern Division. A case, Mary Jane Whalen v. Michaels Stores, Inc., was filed in the United States District Court for the Eastern District of New York on March 18, 2014, but was voluntarily dismissed by the plaintiff on April 11, 2014, without prejudice to her right to re-file a complaint. On April 16, 2014, an order was entered consolidating the current actions. We believe we have meritorious defenses and intend to defend the lawsuits vigorously.

In addition, payment card companies and associations may require us to reimburse them for unauthorized card charges and costs to replace cards and may also impose fines or penalties in connection with the Data Breach, and enforcement authorities may also impose fines or other remedies against us. We have also incurred other costs associated with the Data Breach, including legal fees, investigative fees, costs of communications with customers and credit monitoring services provided to our customers. In addition, state and federal agencies, including the State Attorneys General and the Federal Trade Commission may investigate events related to the Data Breach, including how it occurred, its consequences and our responses. Although we intend to cooperate in these investigations, we may be subject to fines or other obligations, which may have an adverse effect on how we operate our business and our results of operations.

While a loss from these matters is reasonably possible, we cannot reasonably estimate a range of possible losses because our investigation into the matter is ongoing, the proceedings remain in the early stages, alleged damages have not been specified, there is uncertainty as to the likelihood of a class or classes being certified or the ultimate size of any class if certified, and there are significant factual and legal issues to be resolved.

California zip code claims

On August 15, 2008, Linda Carson, a consumer, filed a purported class action proceeding against the Company in the Superior Court of California, County of San Diego ("San Diego Superior Court"), on behalf of herself and all similarly-situated California consumers. The Carson lawsuit alleges that the Company unlawfully requested and recorded personally identifiable information (i.e., her zip code) as part of a credit card transaction. The plaintiff seeks statutory penalties, costs, interest, and attorneys' fees. On February 10, 2011, the California Supreme Court ruled, in a similar matter, Williams-Sonoma v. Pineda case, that zip codes are personally identifiable information and therefore the Song-Beverly Credit Card Act of 1971, as amended ("Song Act"), prohibits businesses from requesting or requiring zip codes in connection with a credit card transaction.

Subsequent to the California Supreme Court decision, three additional purported class action lawsuits, seeking similar relief, have been filed against the Company: Carolyn Austin v. Michaels Stores, Inc. and Tiffany Heon v. Michaels Stores, Inc., both in the San Diego Superior Court and Sandra A. Rubinstein v. Michaels Stores, Inc. in the Superior Court of California, County of Los Angeles, Central Division. An order coordinating the cases has been entered and plaintiffs filed a Consolidated Complaint on April 24, 2012. The parties settled the lawsuit for an amount that will not have a material effect on our Consolidated Financial Statements. On February 14, 2014, the Court granted preliminary approval of the settlement agreement and a final Fairness Hearing is set for July 11, 2014.

Massachusetts zip code claims

Relying in part on the California Supreme Court decision, a purported class action lawsuit was filed on May 20, 2011, against the Company, Melissa Tyler v. Michaels Stores, Inc. in the U.S. District Court-District of Massachusetts, alleging violation of a Massachusetts statute regarding the collection of personally identifiable information in connection with a credit card transaction. An additional purported class action lawsuit asserting the same allegations was filed in the U.S. District Court-District of Massachusetts by Susan D'Esposito, and the two cases were consolidated. On August 12, 2013, a settlement was reached for an amount that will not have a material effect on our Consolidated Financial Statements. On February 12, 2014, the Court granted preliminary approval of the settlement and a final Fairness Hearing is set for May 20, 2014.

Pricing and promotion

On April 30, 2012, William J. Henry, a consumer, filed a purported class action proceeding against the Company in the Court of Common Pleas, Lake County, Ohio, on behalf of himself and all similarly-situated Ohio consumers who purchased framing products and/or services from MSI during weeks where MSI was advertising a discount for framing products and/or services. The lawsuit alleges that MSI advertised discounts on its framing products and/or services without actually providing a discount to its customers. The plaintiff is claiming violation of Ohio law ORC 1345.01 et seq., unjust enrichment and fraud. The plaintiff has alleged damages, penalties and fees not to exceed $5 million, exclusive of interest and costs. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We do not believe the resolution of this lawsuit will have a material effect on our Consolidated Financial Statements.

General

In addition to the litigation discussed above, we are, and in the future, may be involved in various other lawsuits, claims and proceedings incidental to the ordinary course of business. ASC 450, Contingencies ("ASC 450"), governs the disclosure and recognition of loss contingencies, including potential losses from litigation and regulatory matters. It imposes different requirements for the recognition and disclosure of loss contingencies based on the likelihood of occurrence of the contingent future event or events. It distinguishes among degrees of likelihood using the following three terms: "probable", meaning that "the future event or events are likely to occur"; "remote", meaning that "the chance of the future event or events occurring is slight"; and "reasonably possible", meaning that "the chance of the future event or events occurring is more than remote but less than likely". In accordance with ASC 450, the Company accrues for a loss contingency when we conclude that the likelihood of a loss is probable and the amount of the loss can be reasonably estimated. When the loss cannot be reasonably estimated, we estimate the range of amounts, and if no amount in the range constitutes a better estimate than any other amount, we accrue for the amount at the low end of the range. We adjust our accruals from time to time as we receive additional information, but the loss we incur may be significantly greater than or less than the amount we have accrued. We disclose loss contingencies if there is at least a reasonable possibility that a material loss has been incurred. No accrual or disclosure is required for losses that are remote.

For some of the matters disclosed above, the Company is currently able to estimate a reasonably possible loss or range of loss in excess of amounts accrued (if any). For some of the matters included within this estimation, an accrual has been made because a loss is believed to be both probable and reasonably estimable, but an exposure to loss exists in excess of the amount accrued; in these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, although estimable, is believed to be reasonably possible, but not probable; in these cases the estimate reflects the reasonably possible loss or range of loss within the ranges identified. For the various ranges identified, the aggregate of these estimated amounts is approximately $9 million as of February 1, 2014, which is also inclusive of amounts accrued by the Company.

For other matters disclosed above, the Company is not currently able to estimate the reasonably possible loss or range of loss, and has indicated such. Many of these matters remain in preliminary stages (even in some cases where a substantial period of time has passed since the commencement of the matter), with few or no substantive legal decisions by the court defining the scope of the claims, the class (if any), or the potentially available damages, and fact discovery is still in progress or has not yet begun. For all these reasons, the Company cannot at this time estimate the reasonably possible loss or range of loss, if any, for these matters.

It is the opinion of the Company's management, based on current knowledge and after taking into account its current legal accruals, the eventual outcome of all matters described in this prospectus would not be likely to have a material impact on the consolidated financial condition of the Company. Nonetheless, given the substantial or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of such matters, an adverse outcome in certain of these matters could, from time to time, have a material effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.